Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 09, 2020
Entity Registrant Name	HARRIS ASSOCIATES INVESTMENT TRUST
Entity Central Index Key	0000872323
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 09, 2020
Document Effective Date	Jun. 10, 2020
Prospectus Date	Jun. 10, 2020
Oakmark Bond Fund | Institutional Class
Prospectus:
Trading Symbol	OANCX
Oakmark Bond Fund | Advisor Class
Prospectus:
Trading Symbol	OAYCX